Commitments and Contingent Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Allowance for repayment of excess interest	¥ 29,438	¥ 24,983
Provision (reversal) for repayment of excess interest recognized on Equity in earnings of equity method investee	¥ 7,800	¥ 15,632